Inventory (Schedule Of Inventory) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Inventory [Abstract]
Finished goods	$ 826	$ 1,120
Raw materials	778	668
Inventory, Net	$ 1,604	$ 1,788